Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Receivables, Policy [Policy Text Block]

NOTE 9 – AMOUNT DUE FROM RELATED PARTY

At December 31, 2010, the Company had an amount due from a related party of $298,170 (€225,000). The amount was transferred to a deposit account of a company which is owned by the Company’s CEO. The amount due was non-interest bearing and was received in full in April 2011.

Subsequent Events [Text Block]	NOTE 10 – SUBSEQUENT EVENT During the third quarter of 2011, the Company entered into bond agreements for an additional €75,000 (approximately $108,000).